Fair Value Measurements (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Estimated the Fair Value	Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:
December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis	The Company initially recorded the Earnout liability at estimated fair value using a Monte Carlo analysis and has revalued the Earnout liability at each subsequent period. The Monte Carlo analysis used the following assumptions:
	June 30,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$0.30	$4.90
Tranche 1 trigger price	$1.25	$3.20
Tranche 2 trigger price	$1.50	$3.85
Contractual term	3.6	4.0
Volatility	90%	90%
Risk-free interest rate	4.33%	4.20%

Schedule of Change in the Fair Value Measurement Using Significant Inputs	The classification of the fair value of derivative liabilities and the change in the fair value measurement using significant inputs (Level 3) for the period from December 31, 2022 through June 30, 2023 and December 31, 2023 through February 14, 2024 for Predecessor and February 14, 2024 through June 30, 2024 for the Company is presented below:
	Level 1	Level 2	Level 3	Total

Preferred stock warrant liability (Predecessor):
Balance at January 1, 2024	$-	$-	$320,117	$320,117
Reclassification of warrant liability to equity	-	-	(320,117)	(320,117)
Balance at February 13, 2024	-	-	-	-
Earnout liability (Successor):
Balance at February 14, 2024	-	-	4,900,000	4,900,000
(Gain) on revaluation of earnout liability	-	-	(1,800,000)	(1,800,000)
Balance at March 31, 2024	-	-	3,100,000	3,100,000
(Gain) on revaluation of earnout liability	-	-	(2,900,000)	(2,900,000)
Balance at June 30, 2024	$-	$-	$200,000	$200,000
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability (Predecessor):
Balance at January 1, 2023	$-	$-	$610,381	$610,381
Loss on revaluation of warrant liability	-	-	36,657	36,657
Balance at March 31, 2023	-	-	647,038	647,038
Change in fair value	-	-	(261,822)	(261,822)
Balance at June 30, 2023	$-	$-	$385,216	$385,216

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. At December 31, 2022 there were no assets or liabilities measured at fair value.
	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Funds	1	$8,436,311	—	—